Shareholder Fees	Dec. 17, 2025 USD ($)
Guinness Atkinson US Dividend Builder ETF | Guinness Atkinson US Dividend Builder ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Guinness Atkinson International Dividend Builder ETF | Guinness Atkinson International Dividend Builder ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0